BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2021
Disclosure Of Basis Of Presentation [Abstract]
BASIS OF PRESENTATION [Text Block]

NOTE 2 - BASIS OF PRESENTATION

(a) Statement of compliance

These financial statements, including comparatives, have been prepared in accordance with International Financial Reporting Standards ("IFRS") as issued by the International Accounting Standards Board ("IASB") and interpretations of the International Financial Reporting Interpretations Committee ("IFRIC"). These consolidated financial statements were approved by the Board of Directors and authorized for issue on May 02, 2022.

(b) Basis of measurement

These financial statements have been prepared on a historical cost basis except for those financial instruments which have been classified at fair value through profit or loss. In addition, except for cash flow information, these financial statements have been prepared using the accrual method of accounting.

All amounts on these financial statements are presented in Canadian dollars which is the functional currency of the Company and its subsidiaries.

(c) Reclassification of prior amounts

The Company has reclassified certain items on the consolidated statements of cash flows to conform with current year presentation.

(d) Principles of consolidation

These financial statements include the financial information of the Company and its subsidiaries. All intercompany transactions and balances are eliminated on consolidation. Control exists where the parent entity has power over the investee and is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. These consolidated financial statements incorporate the accounts of the Company and the following subsidiaries:

	Functional currency	Ownership percentage
Adastra Labs Holdings (2019) Ltd. (formerly Adastra Labs Holdings Ltd.)	CAD	100%
Adastra Labs Inc.	CAD	100%
1178562 B.C. Ltd.	CAD	100%
Adastra Brands Inc.	CAD	100%
Chemia Analytics Inc.	CAD	100%
1225140 B.C. Ltd (PerceiveMD)	CAD	100%
1204581 B.C. Ltd. (Phyto BrandCo)	CAD	100%

Subsidiaries are entities controlled by the Company and are included in the financial statements from the date that control commences until the date that control ceases. The accounting policies of subsidiaries are changed where necessary to align them with the policies adopted by the Company.